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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Radcliffe Capital Management, L.P.
                 (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 -----------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 -----------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 -----------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Maria R. McGarry               Bala Cynwyd, PA     February 17, 2009
   -------------------------------    ---------------     -----------------
           [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 69
                                        --------------------

Form 13F Information Table Value Total: $231,760
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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13F REPORT: (12/31/08) RADCLIFFE CAPITAL MANAGEMENT LP

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                                                                                                              VOTING AUTHORITY
                                                                     SHARES / SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   VALUE X 1000 PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc     CONVRT BOND    000886AB7         2823  6337000 PRN      SOLE                 6337000      0     0
Advanced Micro Devices Inc     CONVRT BOND    007903AN7         6496 18500000 PRN      SOLE                18500000      0     0
Alcatel-Lucent                 CONVRT BOND    549463AG2        12395 15000000 PRN      SOLE                15000000      0     0
Arris Group Inc                CONVRT BOND    04269QAC4         2640  4000000 PRN      SOLE                 4000000      0     0
Aspect Medical Systems Inc     CONVRT BOND    045235AB4         1163  2500000 PRN      SOLE                 2500000      0     0
Aspect Medical Systems Inc     COMMON STOCK   045235108           35    10395 SHS      SOLE                   10395      0     0
Aspect Medical Systems Inc     OPTIONS - PUT  045235108          543    81000 SHS PUT  SOLE                     810      0     0
Bill Barrett Corp              CONVRT BOND    06846NAA2         2157  3000000 PRN      SOLE                 3000000      0     0
Blackboard Inc                 CONVRT BOND    091935AA4         5422  6775000 PRN      SOLE                 6775000      0     0
Borland Software Corp          CONVRT BOND    099849AB7         9847 16875000 PRN      SOLE                16875000      0     0
Borland Software Corp          OPTIONS - PUT  099849101          290   200000 SHS PUT  SOLE                    2000      0     0
Cheniere Energy Inc            CONVRT BOND    16411RAE9         1466 10958000 PRN      SOLE                10958000      0     0
Cheniere Energy Inc            OPTIONS - PUT  16411R208         4410   200000 SHS PUT  SOLE                    2000      0     0
Ciena Corp                     CONVRT BOND    171779AB7         5320  9850000 PRN      SOLE                 9850000      0     0
CompuCredit Corp               CONVRT BOND    20478NAB6         1490  5195000 PRN      SOLE                 5195000      0     0
CompuCredit Corp               COMMON STOCK   20478N100            0       38 SHS      SOLE                      38      0     0
CompuCredit Corp               OPTIONS - PUT  20478N100          223    50000 SHS PUT  SOLE                     500      0     0
CompuCredit Corp               OPTIONS - PUT  20478N100          317    21400 SHS PUT  SOLE                     214      0     0
Conexant Systems Inc           CONVRT BOND    207142AH3         7646 16500000 PRN      SOLE                16500000      0     0
deCODE genetics Inc            CONVRT BOND    243586AB0          109  2000000 PRN      SOLE                 2000000      0     0
deCODE genetics Inc            CONVRT BOND    243586AD6           56  1000000 PRN      SOLE                 1000000      0     0
Diodes Inc                     CONVRT BOND    254543AA9         1997  3203000 PRN      SOLE                 3203000      0     0
Dollar Financial Corp          CONVRT BOND    256664AB9         1136  2375000 PRN      SOLE                 2375000      0     0
Euronet Worldwide Inc          CONVRT BOND    298736AD1         1207  1334000 PRN      SOLE                 1334000      0     0
Evergreen Solar Inc            CONVRT BOND    30033RAC2         3362 10500000 PRN      SOLE                10500000      0     0
Exterran Holdings Inc          CONVRT BOND    410768AE5        13340 20550000 PRN      SOLE                20550000      0     0
GenCorp Inc                    CONVRT BOND    368682AL4         3825  9000000 PRN      SOLE                 9000000      0     0
GSI Commerce Inc               OPTIONS - PUT  36238G102           28    50000 SHS PUT  SOLE                     500      0     0
Hicks Acquisition Co I Inc     WARRANT        429086309            5    90000 SHS      SOLE                   90000      0     0
HLTH Corp                      COMMON STOCK   40422Y101            0       34 SHS      SOLE                      34      0     0
HLTH Corp                      OPTIONS - PUT  40422Y101            2    41200 SHS PUT  SOLE                     412      0     0
Iconix Brand Group Inc         CONVRT BOND    451055AB3         6483 12100000 PRN      SOLE                12100000      0     0

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
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                                                                                                              VOTING AUTHORITY
                                                                     SHARES / SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   VALUE X 1000 PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
Iconix Brand Group Inc         COMMON STOCK   451055107           52     5325 SHS      SOLE                    5325      0     0
Illumina Inc                   OPTIONS - PUT  452327109            6   117800 SHS PUT  SOLE                    1178      0     0
Inter-Atlantic Financial Inc   WARRANT        45890H100            2    95800 SHS      SOLE                   95800      0     0
JA Solar Holdings Co Ltd       CONVRT BOND    466090AA5         2863  6995000 PRN      SOLE                 6995000      0     0
L-1 Identity Solutions Inc     CONVRT BOND    50212AAB2         7785 14555000 PRN      SOLE                14555000      0     0
Lawson Software Inc            CONVRT BOND    52078PAA0         2341  3000000 PRN      SOLE                 3000000      0     0
LDK Solar Co Ltd               COMMON STOCK   50183L107         1089    82999 SHS      SOLE                   82999      0     0
Level 3 Communications Inc     COMMON STOCK   52729N100          364   519631 SHS      SOLE                  519631      0     0
Liberty Media Corp             CONVRT BOND    530718AF2         6532  9000000 PRN      SOLE                 9000000      0     0
Lifetime Brands Inc            CONVRT BOND    53222QAB9          902  1500000 PRN      SOLE                 1500000      0     0
Maxtor Corp                    CONVRT BOND    577729AE6         8882 14500000 PRN      SOLE                14500000      0     0
Nash Finch Co                  CONVRT BOND    631158AD4         2477  5500000 PRN      SOLE                 5500000      0     0
NCI Building Systems Inc       CONVRT BOND    628852AG0         3714  5000000 PRN      SOLE                 5000000      0     0
NII Holdings Inc               CONVRT BOND    62913FAF9         9616 10953000 PRN      SOLE                10953000      0     0
ON Semiconductor Corp          CONVRT BOND    682189AE5        16489 19817000 PRN      SOLE                19817000      0     0
Oscient Pharmaceuticals Corp   COMMON STOCK   68812R303            5    30244 SHS      SOLE                   30244      0     0
Palm Inc                       OPTIONS - PUT  696643105           16    50000 SHS PUT  SOLE                     500      0     0
Penn Virginia Corp             CONVRT BOND    707882AA4        10478 14400000 PRN      SOLE                14400000      0     0
Pixelworks Inc                 CONVRT BOND    72581MAB3        10351 15624000 PRN      SOLE                15624000      0     0
Playboy Enterprises Inc        CONVRT BOND    728117AB8         4619  8500000 PRN      SOLE                 8500000      0     0
Qimonda AG                     CONVRT BOND    74732WAA7          685  3500000 PRN      SOLE                 3500000      0     0
Quanta Services Inc            CONVRT BOND    74762EAE2         3015  2955000 PRN      SOLE                 2955000      0     0
Qwest Communications Internati CONVRT BOND    749121BY4         1652  2000000 PRN      SOLE                 2000000      0     0
SanDisk Corp                   CONVRT BOND    80004CAC5         2201  5300000 PRN      SOLE                 5300000      0     0
SanDisk Corp                   OPTIONS - CALL 80004C101            0    15000 SHS CALL SOLE                     150      0     0
SAVVIS Inc                     CONVRT BOND    805423AA8         6917 16000000 PRN      SOLE                16000000      0     0
Secure America Acquisition Cor WARRANT        81372L103            8   125000 SHS      SOLE                  125000      0     0
Sirius XM Radio Inc            CONVRT BOND    82966UAD5         3022 14741000 PRN      SOLE                14741000      0     0
Sun Microsystems Inc           COMMON STOCK   866810203           96    25000 SHS      SOLE                   25000      0     0
Sun Microsystems Inc           OPTIONS - PUT  866810203          410   100000 SHS PUT  SOLE                    1000      0     0
Suntech Power Holdings Co Ltd  CONVRT BOND    86800CAC8         7920 11000000 PRN      SOLE                11000000      0     0
Teva Pharmaceutical Industries OPTIONS - CALL 881624209           19   250000 SHS CALL SOLE                    2500      0     0
Teva Pharmaceutical Industries OPTIONS - CALL 881624209            2    82600 SHS CALL SOLE                     826      0     0

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                              VOTING AUTHORITY
                                                                     SHARES / SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   VALUE X 1000 PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
Towerstream Corp               COMMON STOCK   892000100          811  1174650 SHS      SOLE                 1174650      0     0
Trina Solar Ltd                CONVRT BOND    89628EAA2         1998  6000000 PRN      SOLE                 6000000      0     0
Yingli Green Energy Holding Co CONVRT BOND    98584BAA1        17629 33617000 PRN      SOLE                33617000      0     0
Zi Corp                        COMMON STOCK   988918108          563  1482550 SHS      SOLE                 1482550      0     0

                                       69